Borrowings (Details 3) - IRSA [Member] $ in Thousands	12 Months Ended
Jun. 30, 2022 ARS ($)
Class XIII [Member]
Statement [Line Items]
Issuance / expansion date	aug-21
Maturity date	08/26/2024
Principal payment	Biannual
Interest payment	Quarterly
Description of interest rate	3.90% n.a
Class XIII [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 58,100
Class I [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Maturity date	3/1/2023
Principal payment	At expiration
Interest payment	Quarterly
Description of interest rate	10.00% n.a.
Class VIII [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Maturity date	11/12/2023
Principal payment	33% in November 21, 33% in November 22, 34% in
Interest payment	Quarterly
Description of interest rate	10.00% n.a.
Class VIII [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 31,700
Class XII [Member]
Statement [Line Items]
Issuance / expansion date	mar-21
Maturity date	03/31/2024
Principal payment	At expiration
Interest payment	Biannual
Description of interest rate	4.00% n.a.
Class XII [Member] | UVAs [Member]
Statement [Line Items]
Amount in original currency	$ 53,780
Class IX [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Maturity date	3/1/2023
Principal payment	At expiration
Interest payment	Quarterly
Description of interest rate	10.00% n.a.
Class IX [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 80,700
Class XI [Member]
Statement [Line Items]
Issuance / expansion date	mar-21
Maturity date	3/1/2024
Principal payment	At expiration
Interest payment	Biannual
Description of interest rate	5.00% n.a.
Class XI [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 15,810
Class I tramo2 [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 3,100